PRIVATE PLACEMENT (Details) - CIK 0001841024 L Catterton Asia Acquisition Corp - USD ($)			12 Months Ended
	Mar. 24, 2021	Mar. 15, 2021	Dec. 31, 2023
PRIVATE PLACEMENT
Exercise price of warrant			$ 9.20
Threshold number of days after completion of the initial business combination			30 days
Private Placement Warrants Liability
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		5,000,000
Price of warrants		$ 1.50	$ 1.50
Over-allotment option | Private Placement Warrants Liability
PRIVATE PLACEMENT
Additional Units Sold Of Shares	486,784
Private Placement
PRIVATE PLACEMENT
Aggregate purchase price		$ 7,500,000
Private Placement | Private Placement Warrants Liability
PRIVATE PLACEMENT
Number of warrants to purchase shares issued			5,000,000
Aggregate purchase price	$ 730,176
Exercise price of warrant	$ 1.50